Other Income (Expenses), Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Other Income (Expenses), Net [Abstract]
Government subsidies amount	$ 1,505,943	$ 517,054	$ 16,718